Commitments and contingencies (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year ending December 31, 2019	$ 67,179
Year ending December 31, 2020	67,179
Year ending December 31, 2021	67,179
Total	$ 201,537